Fair values of financial assets and financial liabilities - Hierarchy (Details) - Recurring - AUD ($) $ in Millions	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	$ 184,584	$ 176,281	$ 139,139
Financial liabilities measured at fair value	90,597	102,556	93,372
Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	42,485	46,878	51,273
Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	22,153	19,319	20,276
Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	21,520	30,974	18,417
Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	4,439	5,385	3,406
Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	51,088	49,228	33,943
Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	19,347	24,109	15,795
Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	114,118	102,719	89,387
Loans
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	31	225	14
Level 1
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	40,847	29,652	10,123
Financial liabilities measured at fair value	1,707	905	2,051
Level 1 | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	1,696	891	2,040
Level 1 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	11	14	11
Level 1 | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	17,797	15,522	5,069
Level 1 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	20	13	24
Level 1 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	23,030	14,117	5,030
Level 2
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	143,229	146,154	128,511
Financial liabilities measured at fair value	88,884	101,646	91,227
Level 2 | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	42,485	46,878	51,273
Level 2 | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	20,457	18,428	18,236
Level 2 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	21,503	30,955	18,312
Level 2 | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	4,439	5,385	3,406
Level 2 | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	33,290	33,700	28,866
Level 2 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	19,321	24,089	15,748
Level 2 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	90,601	88,155	83,897
Level 2 | Loans
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	17	210
Level 3
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	508	475	505
Financial liabilities measured at fair value	6	5	94
Level 3 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	6	5	94
Level 3 | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	1	6	8
Level 3 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	6	7	23
Level 3 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	487	447	460
Level 3 | Loans
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	$ 14	$ 15	$ 14